Capital Leases (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Capital Leases [Abstract]
Gross amount capitalized regarding Barge PT 22 capital lease	$ 4,778
Accumulated depreciation regarding Barge PT 22 capital lease	$ 826